Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 29.9%	Par	Value
Automobile - 11.0%
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	$25,027	$25,066
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	7,000,000	7,103,394
Series 2023-4, Class C, 6.99%, 09/12/2030 (a)	2,000,000	2,026,242
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027 (a)	150,000	149,363
Series 2022-1A, Class A, 3.93%, 05/15/2028 (a)	148,939	148,514
Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	189,682	191,301
Avid Automobile Receivables Trust
Series 2021-1, Class D, 1.99%, 04/17/2028 (a)	118,413	118,217
Series 2023-1, Class B, 7.12%, 03/15/2027 (a)	869,284	870,376
Avis Budget Car Rental LLC
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	5,330,000	5,286,740
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	5,498,000	5,572,778
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	906,131	903,440
Series 2021-N1, Class C, 1.30%, 01/10/2028	597,949	582,639
Series 2021-N2, Class B, 0.75%, 03/10/2028	841,984	815,408
Series 2021-N2, Class C, 1.07%, 03/10/2028	249,913	241,950
Series 2021-N3, Class C, 1.02%, 06/12/2028	569,204	547,989
Series 2024-P4, Class N, 5.86%, 12/10/2032 (a)	363,320	363,334
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028 (a)	428,850	425,834
Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	2,900,000	3,040,333
Series 2023-D, Class D, 7.80%, 01/15/2030 (a)	2,000,000	2,098,509
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	1,170,000	1,165,219
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	5,000,000	5,006,697
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	1,500,000	1,499,806
Series 2022-3A, Class D, 6.76%, 09/15/2028	6,000,000	6,082,369
FHF Trust, Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	196,389	197,247
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	193,000	184,049
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	288,000	273,905
Series 2022-2, Class C, 5.30%, 04/17/2028 (a)	1,000,000	1,000,125
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	2,600,000	2,641,163
Hertz Global Holdings, Inc., Series 2023-1A, Class B, 6.22%, 06/25/2027 (a)	1,000,000	1,004,804
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	321,958	326,132
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	392,296	398,425
Series 2023-3A, Class A2, 7.50%, 12/15/2028 (a)	295,459	302,986
Series 2024-1A, Class A2, 6.19%, 08/15/2029 (a)	627,365	632,616
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	2,000,000	2,031,411
Series 2023-2, Class C, 10.04%, 06/15/2029 (a)	3,000,000	3,133,102
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	384,797	386,697
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	3,000,000	3,009,144
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	265,476	266,985
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	894,940	903,716
Santander Holdings USA, Inc., Series 2022-A, Class B, 5.28%, 05/15/2032 (a)	5,430	5,430
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	546,330	548,080
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	1,931,473	1,929,372
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 06/15/2028 (a)	595,579	596,271
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05%, 02/10/2028 (a)	3,500,000	3,504,011
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025 (a)	196,674	195,213
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	750,000	317,002
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	515,701	512,220
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	339,344	340,178
		68,905,802

Consumer - 17.4%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	3,084,525	3,128,878
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	169,054	169,525
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	3,200,000	3,258,656
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	645,092	650,590
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	990,575	1,001,146
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	1,262,880	1,264,910
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	670,542	673,287
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	1,364,932	1,365,494
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	1,200,000	1,209,512
Series 2023-X1, Class B, 7.77%, 11/15/2028 (a)	449,864	450,638
AMCR ABS Trust, Series 2024-A, Class A, 6.26%, 08/18/2031 (a)	2,625,774	2,635,554
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class A, 1.10%, 03/20/2041 (a)	288,890	285,170
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/2042 (a)	549,830	515,478
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	67,758	67,311
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	794,215	797,585
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	2,218,618	2,230,030
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051 (a)	595,706	577,191
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	1,517	1,516
Series 2022-C, Class B, 7.46%, 02/15/2030 (a)	679,163	679,226
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/2028 (a)	108,957	106,830
Series 2022-ST2, Class A, 3.25%, 04/15/2028 (a)	162,461	159,322
Marlette Funding Trust
Series 2023-1A, Class B, 6.50%, 04/15/2033 (a)	611,237	612,556
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	2,000,000	2,018,449
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	3,200,000	3,233,416
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	605,552	605,345
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	136,183	138,030
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	4,350,000	4,347,230
Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	465,694	466,367
Series 2024-2, Class B, 5.83%, 02/09/2032 (a)	500,000	502,203
Series 2024-3, Class B, 5.48%, 08/15/2029 (a)	3,000,000	3,004,925
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	35,218	34,463
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	555,382	543,839
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	3,882,982	3,800,929
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	633,232	636,439
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	363,794	364,113
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	1,749,985	1,760,082
Series 2023-7, Class ABC, 8.35%, 07/15/2031 (a)(b)	1,929,197	1,942,294
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	1,249,534	1,263,077
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	5,269,857	5,387,654
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	5,716,682	5,874,172
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	2,769,583	2,799,778
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	3,001,174	3,053,524
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	1,999,831	2,006,904
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	4,999,426	5,014,078
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	999,885	1,003,439
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	4,221,054	4,266,330
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	686,322	696,585
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	302,363	305,072
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	3,605,537	3,643,653
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	720,654	731,154
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,509,498	1,525,017
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	1,559,147	1,576,877
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	999,847	998,599
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	1,000,000	1,004,657
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	1,000,000	999,709
Series 2025-2, Class B, 5.33%, 10/15/2032 (a)	1,625,000	1,620,542
Series 2025-2, Class C, 5.64%, 10/15/2032 (a)	2,000,000	1,994,278
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,000,000	1,004,236
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	1,000,000	1,004,896
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	1,500,000	1,521,576
Reach Financial LLC, Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	457,266	454,332
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	3,446,000	3,480,517
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	5,212,166	4,883,140
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	1,400,000	1,436,831
Upstart Pass-Through Trust Series
Series 2020-ST6, Class A, 3.00%, 01/20/2027 (a)	7,191	7,179
Series 2021-ST1, Class A, 2.75%, 02/20/2027 (a)	112,625	112,278
Series 2021-ST4, Class A, 2.00%, 07/20/2027 (a)	755,388	747,219
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	72,300	72,174
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	397,907	393,447
Upstart Securitization Trust
Series 2021-1, Class C, 4.06%, 03/20/2031 (a)	113,898	113,558
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	487,347	481,201
Series 2022-4, Class A, 5.98%, 08/20/2032 (a)	136,578	136,586
Series 2023-2, Class A, 6.77%, 06/20/2033 (a)	88,921	89,060
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	1,000,000	998,995
Upstart Structured Pass-Through Trust
Series 2022-2A, Class A, 4.25%, 06/17/2030 (a)	167,926	166,060
Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	1,329,407	1,340,324
		109,447,237

Credit Card - 0.3%
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	609,477	607,969
Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 05/15/2030 (a)	1,500,000	1,508,577
		2,116,546

Equipment - 0.5%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030 (a)	121,736	121,867
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	3,000,000	3,098,003
		3,219,870

Fiber - 0.7%
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	4,000,000	4,065,740
TOTAL ASSET-BACKED SECURITIES (Cost $188,114,123)		187,755,195

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 18.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series K048, Class A2, 3.28%, 06/25/2025 (b)	1,072,458	1,070,271
Series K052, Class A2, 3.15%, 11/25/2025	1,841,747	1,829,748
Series K053, Class A2, 3.00%, 12/25/2025	1,901,709	1,885,297
Series K054, Class A2, 2.75%, 01/25/2026	2,490,171	2,462,876
Series K055, Class A2, 2.67%, 03/25/2026	5,746,340	5,665,512
Series K056, Class A2, 2.53%, 05/25/2026	984,851	969,159
Series K057, Class A2, 2.57%, 07/25/2026	2,639,787	2,591,289
Series K058, Class A2, 2.65%, 08/25/2026	6,000,000	5,882,514
Series K059, Class A2, 3.12%, 09/25/2026 (b)	3,420,000	3,374,941
Series K062, Class A2, 3.41%, 12/25/2026	200,000	197,674
Series K062, Class AM, 3.51%, 12/25/2026	2,860,000	2,831,217
Series K734, Class A2, 3.21%, 02/25/2026	986,364	978,543
Series K-F100, Class AL, 4.58% (30 day avg SOFR US + 0.24%), 11/25/2027	4,687,394	4,661,008
Series K-F100, Class AS, 4.51% (30 day avg SOFR US + 0.18%), 01/25/2028	1,687,984	1,675,771
Series K-F101, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 01/25/2031	297,451	292,640
Series K-F104, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 01/25/2031	3,683,119	3,663,970
Series K-F105, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 02/25/2031	5,150,812	5,128,905
Series K-F108, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 02/25/2031	537,211	534,366
Series K-F113, Class AS, 4.56% (30 day avg SOFR US + 0.23%), 05/25/2028	643,199	638,678
Series K-F114, Class AS, 4.55% (30 day avg SOFR US + 0.22%), 05/25/2031	1,233,575	1,215,367
Series K-F115, Class AS, 4.54% (30 day avg SOFR US + 0.21%), 06/25/2031	4,322,867	4,257,527
Series K-F117, Class AS, 4.57% (30 day avg SOFR US + 0.24%), 06/25/2031	440,462	434,741
Series K-F118, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 07/25/2028	2,435,879	2,414,959
Series K-F121, Class AS, 4.51% (30 day avg SOFR US + 0.18%), 08/25/2028	3,589,527	3,555,477
Series K-F122, Class AS, 4.52% (30 day avg SOFR US + 0.19%), 09/25/2031	2,217,364	2,205,377
Series KF123, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 09/25/2028	1,597,810	1,583,233
Series KF128, Class AS, 4.56% (30 day avg SOFR US + 0.23%), 12/25/2031	3,299,136	3,275,752
Series KF129, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 01/25/2029	2,325,999	2,307,277
Series KF130, Class AS, 4.62% (30 day avg SOFR US + 0.29%), 01/25/2029	1,024,494	1,021,619
Series KF133, Class AS, 4.70% (30 day avg SOFR US + 0.37%), 02/25/2029	3,647,951	3,632,513
Series KF135, Class AS, 4.70% (30 day avg SOFR US + 0.37%), 05/25/2029	690,694	689,614
Series KF155, Class AS, 5.00% (30 day avg SOFR US + 0.67%), 02/25/2030	950,536	957,082
Series KF160, Class AS, 5.03% (30 day avg SOFR US + 0.70%), 10/25/2030	2,110,606	2,124,721
Series KF166, Class AS, 4.93% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,006,250
Series KF43, Class A, 4.69% (30 day avg SOFR US + 0.35%), 01/25/2028	2,114,307	2,107,592
Series KF48, Class A, 4.74% (30 day avg SOFR US + 0.40%), 06/25/2028	818,089	816,169
Series KF60, Class A, 4.94% (30 day avg SOFR US + 0.60%), 02/25/2026	680,213	681,431
Series KF62, Class A, 4.93% (30 day avg SOFR US + 0.59%), 04/25/2026	577,647	575,807
Series KF64, Class A, 4.89% (30 day avg SOFR US + 0.55%), 06/25/2026	276,633	275,662
Series KF67, Class A, 4.97% (30 day avg SOFR US + 0.63%), 08/25/2029	1,038,607	1,043,982
Series KF68, Class A, 4.94% (30 day avg SOFR US + 0.60%), 07/25/2026	3,037,907	3,045,019
Series KF74, Class AS, 4.87% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,649	14,594
Series KF75, Class AS, 4.89% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	530,402	531,503
Series KF81, Class AS, 4.73% (30 day avg SOFR US + 0.40%), 06/25/2027	916,078	914,951
Series KF82, Class AS, 4.75% (30 day avg SOFR US + 0.42%), 06/25/2030	529,634	527,726
Series KF84, Class AL, 4.75% (30 day avg SOFR US + 0.41%), 07/25/2030	1,406,322	1,410,500
Series KF86, Class AL, 4.74% (30 day avg SOFR US + 0.40%), 08/25/2027	1,152,940	1,151,422
Series KF86, Class AS, 4.65% (30 day avg SOFR US + 0.32%), 08/25/2027	3,779,615	3,768,114
Series KF88, Class AL, 4.78% (30 day avg SOFR US + 0.44%), 09/25/2030	1,387,150	1,383,327
Series KF91, Class AL, 4.78% (30 day avg SOFR US + 0.44%), 10/25/2030	594,008	594,036
Series KF92, Class AS, 4.69% (30 day avg SOFR US + 0.36%), 10/25/2030	130,128	128,592
Series KF93, Class AL, 4.73% (30 day avg SOFR US + 0.39%), 10/25/2027	770,397	768,966
Series KF93, Class AS, 4.64% (30 day avg SOFR US + 0.31%), 10/25/2027	658,690	656,191
Series KF94, Class AL, 4.75% (30 day avg SOFR US + 0.41%), 11/25/2030	2,024,457	2,015,735
Series KF95, Class AL, 4.71% (30 day avg SOFR US + 0.37%), 11/25/2030	89,655	88,657
Series KF96, Class AS, 4.63% (30 day avg SOFR US + 0.30%), 11/25/2030	2,587,991	2,562,549
Series KF97, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 12/25/2030	98,921	97,700
Series KF98, Class AL, 4.62% (30 day avg SOFR US + 0.28%), 12/25/2030	5,105,369	5,050,599
Series KF99, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 12/25/2030	988,313	973,615
Federal National Mortgage Association
Pool AN0571, 3.10%, 01/01/2026	2,000,000	1,980,212
Pool BM7189, 2.94%, 10/01/2025 (b)	1,258,778	1,253,080
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $115,686,248)		115,433,619

CORPORATE OBLIGATIONS - 16.2%	Par	Value
Basic Materials - 1.0%
Cabot Corp., 3.40%, 09/15/2026	700,000	690,417
Consolidated Energy Finance SA, 6.50%, 05/15/2026 (a)	500,000	482,493
First Quantum Minerals Ltd., 6.88%, 10/15/2027 (a)	600,000	593,238
FMC Corp., 5.15%, 05/18/2026	1,750,000	1,752,591
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	1,735,000	1,703,978
Methanex Corp., 5.13%, 10/15/2027	350,000	343,870
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	650,000	650,000
		6,216,587

Communications - 0.6%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	600,000	580,433
Juniper Networks, Inc., 1.20%, 12/10/2025	500,000	490,031
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	450,000	446,189
Sprint LLC, 7.63%, 03/01/2026	1,710,000	1,732,606
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	600,000	581,157
		3,830,416

Consumer, Cyclical - 2.4%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	600,000	585,950
AutoNation, Inc., 4.50%, 10/01/2025	600,000	598,407
Beazer Homes USA, Inc., 5.88%, 10/15/2027	600,000	586,719
Carnival Corp., 7.63%, 03/01/2026 (a)	250,000	250,894
Delta Air Lines, Inc.
7.00%, 05/01/2025 (a)	450,000	450,000
7.38%, 01/15/2026	1,700,000	1,724,222
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,700,000	1,556,565
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,700,000	1,579,969
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	550,000	548,593
Hyatt Hotels Corp., 4.85%, 03/15/2026	300,000	300,160
Magna International, Inc., 5.98%, 03/21/2026	512,000	512,017
Mattel, Inc., 3.38%, 04/01/2026 (a)	1,700,000	1,669,349
Meritage Homes Corp., 5.13%, 06/06/2027	1,700,000	1,716,492
NCL Corp. Ltd., 5.88%, 03/15/2026 (a)	76,000	75,670
PVH Corp., 4.63%, 07/10/2025	600,000	600,277
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026 (a)	1,000,000	987,028
Toll Brothers Finance Corp., 4.88%, 03/15/2027	930,000	931,602
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	500,000	499,772
		15,173,686

Consumer, Non-cyclical - 0.9%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,750,000	1,684,942
Block Financial LLC, 5.25%, 10/01/2025	650,000	650,466
Conagra Brands, Inc., 1.38%, 11/01/2027	950,000	877,226
HCA, Inc., 5.20%, 06/01/2028	1,700,000	1,727,752
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	950,000	960,676
		5,901,062

Energy - 2.5%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	600,000	599,732
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	1,700,000	1,629,813
DCP Midstream Operating LP, 5.38%, 07/15/2025	126,000	126,029
Energy Transfer LP, 2.90%, 05/15/2025	600,000	599,531
EnLink Midstream Partners LP
4.15%, 06/01/2025	450,000	449,489
4.85%, 07/15/2026	600,000	600,084
4.55%, 07/15/2028	1,100,000	1,100,049
EQT Corp.
3.13%, 05/15/2026 (a)	550,000	539,482
3.90%, 10/01/2027	896,000	879,164
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (a)	650,000	675,241
Kinder Morgan, Inc., 4.30%, 06/01/2025	260,000	259,819
Occidental Petroleum Corp., 3.20%, 08/15/2026	950,000	930,812
Ovintiv, Inc.
5.65%, 05/15/2025	450,000	449,836
5.38%, 01/01/2026	1,800,000	1,800,329
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	600,000	530,151
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	535,000	539,734
4.20%, 03/15/2028	750,000	744,889
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027 (a)	400,000	395,218
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	525,000	527,184
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	297,744
Western Midstream Operating LP, 4.75%, 08/15/2028	1,700,000	1,687,025
		15,361,355

Financial - 4.2%
Aircastle Ltd.
5.25%, 08/11/2025 (a)	450,000	449,326
2.85%, 01/26/2028 (a)	1,250,000	1,180,099
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	340,000	338,970
Ares Capital Corp.
3.25%, 07/15/2025	600,000	598,095
7.00%, 01/15/2027	1,150,000	1,182,225
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	600,000	563,439
6.38%, 05/04/2028 (a)	1,100,000	1,134,672
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027 (a)	600,000	570,818
Capital One Financial Corp., 4.20%, 10/29/2025	1,700,000	1,696,712
Discover Bank, 3.45%, 07/27/2026	1,100,000	1,083,170
Fifth Third Bank, Inc., 3.85%, 03/15/2026	750,000	743,024
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	600,000	596,112
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	250,000	256,887
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	600,000	598,576
goeasy Ltd., 4.38%, 05/01/2026 (a)	274,000	270,237
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	1,750,000	1,699,050
Host Hotels & Resorts LP, 4.50%, 02/01/2026	950,000	947,021
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	220,000	219,079
Lloyds Banking Group PLC
4.58%, 12/10/2025	950,000	947,435
4.65%, 03/24/2026	250,000	249,246
LPL Holdings, Inc.
5.70%, 05/20/2027	140,000	142,745
4.63%, 11/15/2027 (a)	1,560,000	1,553,398
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)	2,050,000	2,135,854
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027 (a)	250,000	250,321
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	431,188
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (a)	500,000	497,505
Radian Group, Inc., 4.88%, 03/15/2027	1,700,000	1,693,525
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	294,537
Synchrony Bank, 5.63%, 08/23/2027	1,700,000	1,718,699
Truist Bank, 3.63%, 09/16/2025	600,000	597,507
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	400,000	394,976
VICI Properties LP / VICI Note Co., Inc., 4.50%, 09/01/2026 (a)	1,573,000	1,566,935
		26,601,383

Industrial - 3.0%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,700,000	1,664,831
Avnet, Inc., 6.25%, 03/15/2028	1,700,000	1,760,788
Berry Global, Inc., 1.57%, 01/15/2026	1,700,000	1,657,843
Boeing Co., 2.75%, 02/01/2026	1,750,000	1,720,560
Brambles USA, Inc., 4.13%, 10/23/2025 (a)	600,000	598,524
Flex Ltd.
4.75%, 06/15/2025	200,000	199,919
3.75%, 02/01/2026	1,500,000	1,486,832
GATX Corp.
3.25%, 09/15/2026	600,000	589,078
3.50%, 03/15/2028	1,100,000	1,070,779
Hexcel Corp., 4.20%, 02/15/2027	1,700,000	1,675,903
Jabil, Inc., 1.70%, 04/15/2026	400,000	388,722
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	299,604
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	135,000	136,485
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,750,000	1,742,236
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,750,000	1,670,351
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	1,750,000	1,688,074
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	450,000	448,991
		18,799,520

Technology - 0.2%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	950,000	919,309

Utilities - 1.4%
National Fuel Gas Co., 5.50%, 10/01/2026	1,700,000	1,719,976
NRG Energy, Inc.
2.00%, 12/02/2025 (a)	1,100,000	1,079,838
2.45%, 12/02/2027 (a)	600,000	565,798
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,750,000	1,728,463
Southern California Edison Co., 3.70%, 08/01/2025	1,700,000	1,691,921
Vistra Operations Co. LLC
5.13%, 05/13/2025 (a)	450,000	450,000
5.05%, 12/30/2026 (a)	1,700,000	1,708,755
		8,944,751
TOTAL CORPORATE OBLIGATIONS (Cost $101,758,563)		101,748,069

COLLATERALIZED LOAN OBLIGATIONS - 14.9%	Par	Value
AMMC CLO Ltd., Series 2013-12A, Class BR, 6.06% (3 mo. Term SOFR + 1.76%), 11/10/2030 (a)	943,077	943,071
Apidos CLO Ltd., Series 2019-31A, Class A1R, 5.62% (3 mo. Term SOFR + 1.36%), 04/15/2031 (a)	2,703,874	2,703,853
ArrowMark Colorado Holdings, Series 2021-13A, Class X, 5.52% (3 mo. Term SOFR + 1.26%), 07/15/2034 (a)	200,000	199,983
Barings Middle Market CLO Ltd.
Series 2021-IA, Class X, 5.78% (3 mo. Term SOFR + 1.51%), 07/20/2033 (a)	285,714	285,709
Series 2023-IIA, Class A1, 6.42% (3 mo. Term SOFR + 2.15%), 01/20/2032 (a)	1,319,871	1,322,421
BCRED MML CLO LLC, Series 2022-1A, Class A1, 5.92% (3 mo. Term SOFR + 1.65%), 04/20/2035 (a)	5,000,000	4,989,940
Blackstone, Inc., Series 2018-1A, Class A2, 5.53% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	960,005	959,990
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.59% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	2,664,198	2,664,400
Canyon CLO Ltd., Series 2018-1A, Class A, 5.59% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	5,460,134	5,460,997
Carlyle Group, Inc., Series 2014-5A, Class A1RR, 5.66% (3 mo. Term SOFR + 1.40%), 07/15/2031 (a)	3,142,380	3,142,635
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 5.54% (3 mo. Term SOFR + 1.26%), 04/25/2034 (a)	842,105	842,205
Churchill Middle Market CLO Ltd., Series 2023-2A, Class X, 6.27% (3 mo. Term SOFR + 2.00%), 01/20/2036 (a)	857,143	858,125
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,205,120	1,204,235
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 5.50% (3 mo. Term SOFR + 1.23%), 04/22/2033 (a)	4,000,000	3,994,512
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 6.11% (3 mo. Term SOFR + 1.81%), 05/06/2030 (a)	4,000,000	3,999,980
ING Investment Management CLO Ltd., Series 2013-2A, Class A1R, 5.51% (3 mo. Term SOFR + 1.23%), 04/25/2031 (a)	702,371	700,615
LCM Ltd., Series 14A, Class AR, 5.57% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	434,652	434,633
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	4,889,066	4,896,482
Neuberger Berman CLO Ltd., Series 2021-40A, Class A, 5.58% (3 mo. Term SOFR + 1.32%), 04/16/2033 (a)	2,948,338	2,948,329
Newark BSL CLO Ltd., Series 2016-1A, Class A2R, 6.09% (3 mo. Term SOFR + 1.81%), 12/21/2029 (a)	3,595,000	3,595,568
Octagon Investment Partners Ltd., Series 2013-1A, Class BR2, 5.94% (3 mo. Term SOFR + 1.66%), 01/25/2031 (a)	2,010,000	2,008,810
OZLM Ltd., Series 2019-24A, Class A1AR, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	2,963,177	2,960,850
Parliament Funding, Series 2020-1A, Class BR, 6.18% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	5,474,380	5,477,698
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.74% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	5,891,422	5,894,126
Steele Creek CLO Ltd.
Series 2014-1RA, Class B, 6.03% (3 mo. Term SOFR + 1.76%), 04/21/2031 (a)	4,218,456	4,217,055
Series 2019-1A, Class ARR, 5.30% (3 mo. Term SOFR + 1.04%), 04/15/2032 (a)	1,788,925	1,786,084
Series 2019-2A, Class ARR, 5.26% (3 mo. Term SOFR + 1.00%), 07/15/2032 (a)	3,126,132	3,120,418
Symphony CLO Ltd., Series 2014-15A, Class AR3, 5.62% (3 mo. Term SOFR + 1.34%), 01/17/2032 (a)	8,664,211	8,664,176
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.52% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	3,431,894	3,431,859
TCW CLO Ltd., Series 2021-2A, Class X, 5.54% (3 mo. Term SOFR + 1.26%), 07/25/2034 (a)	266,667	266,677
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.68% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,271,096	1,269,894
Series 2019-2A, Class CRR, 6.88% (3 mo. Term SOFR + 2.60%), 10/17/2031 (a)	1,550,000	1,552,069
TIAA CLO Ltd., Series 2016-1A, Class ARR, 5.52% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	2,942,711	2,942,093
Venture CDO Ltd., Series 2018-32A, Class A1, 5.63% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	2,121,928	2,121,913
Wellfleet CLO Ltd., Series 2018-2A, Class A1R, 5.35% (3 mo. Term SOFR + 1.08%), 10/20/2031 (a)	1,444,575	1,442,604
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $93,430,873)		93,304,009

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 14.4%	Par	Value
A&D Mortgage LLC, Series 2025-NQM1, Class A3, 5.84%, 03/25/2070 (a)(c)	2,474,691	2,502,816
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	300,000	310,193
Series 2024-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 08/25/2034 (a)	2,375,000	2,383,588
BRAVO Residential Funding Trust
Series 2023-NQM2, Class A3, 4.50%, 05/25/2062 (a)(c)	811,056	803,447
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(c)	926,072	914,906
Series 2025-NQM3, Class A3, 5.88%, 03/25/2065 (a)(c)	981,910	993,332
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059 (a)(c)	443,632	438,902
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(c)	944,752	960,881
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 5.34% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap) (a)	1,115,940	1,050,980
CIM Trust, Series 2019-INV2, Class A11, 5.42% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap) (a)	140,484	134,214
COLT Funding LLC
Series 2020-2, Class A3, 3.70%, 03/25/2065 (a)(b)	1,710,000	1,665,282
Series 2021-3R, Class A3, 1.51%, 12/25/2064 (a)(b)	507,963	457,344
Series 2022-7, Class A3, 6.25%, 04/25/2067 (a)(b)	463,920	465,778
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.85% (30 day avg SOFR US + 1.50%), 10/25/2043 (a)	499,709	500,178
Series 2025-R02, Class 1A1, 5.35% (30 day avg SOFR US + 1.00%), 02/25/2045 (a)	991,886	988,626
COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (a)(c)	1,000,000	1,010,901
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (a)(c)	523,177	514,034
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067 (a)(b)	1,839,673	1,785,197
Ellington Financial Mortgage Trust, Series 2025-NQM1, Class A3, 6.02%, 01/25/2070 (a)(c)	1,311,984	1,319,874
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1B, 7.70% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	3,225,000	3,342,048
Series 2022-DNA6, Class M1B, 8.05% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	1,016,000	1,063,047
Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	1,000,000	1,053,816
Series 2025-HQA1, Class A1, 5.30% (30 day avg SOFR US + 0.95%), 02/25/2045 (a)	1,996,875	1,989,375
Series 2025-HQA1, Class M1, 5.50% (30 day avg SOFR US + 1.15%), 02/25/2045 (a)	1,238,661	1,246,023
FIGRE Trust, Series 2024-HE6, Class A, 5.72%, 12/25/2054 (a)(b)	1,867,965	1,918,217
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 5.14% (1 mo. Term SOFR + 0.81%), 10/25/2048 (a)	844,358	802,005
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056 (a)(b)	34,281	31,284
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(b)	1,178,570	1,028,381
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067 (a)(c)	572,184	578,143
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.84%, 07/25/2044 (a)(b)	806,003	817,049
Series 2020-PJ2, Class A1, 3.50%, 07/25/2050 (a)(b)	200,387	180,375
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(b)	1,243,916	1,109,931
Series 2021-PJ9, Class A8, 2.50%, 02/26/2052 (a)(b)	7,057,260	6,190,974
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(b)	1,018,269	899,152
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 5.34% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap) (a)	595,209	569,927
Series 2019-6, Class A3, 3.50%, 12/25/2049 (a)(b)	1,079,500	988,094
Series 2019-LTV3, Class A3, 3.49%, 03/25/2050 (a)(b)	65,267	64,215
Series 2023-HE1, Class A1, 6.10% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	436,787	449,129
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051 (a)(b)	3,190,831	2,824,447
Metlife Securitization Trust, Series 2020-INV1, Class A5, 3.00%, 05/25/2050 (a)(b)	1,497,332	1,329,022
MFRA Trust, Series 2023-NQM4, Class A3, 6.78%, 12/25/2068 (a)(c)	708,427	725,905
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (a)(b)	654,916	633,080
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056 (a)(b)	1,174,890	1,032,842
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 2A1, 5.19% (1 mo. Term SOFR + 0.86%), 02/25/2060 (a)	316,561	300,475
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066 (a)(b)	3,660,726	3,206,953
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063 (a)(c)	1,131,044	1,137,451
Series 2025-NQM4, Class A3, 5.76%, 02/25/2055 (a)(c)	2,927,345	2,956,908
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (a)(c)	1,500,000	1,517,853
Pretium Mortgage Credit Partners LLC, Series 2024-NPL5, Class A1, 5.96%, 09/25/2054 (a)(c)	964,049	963,353
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058 (a)(c)	956,127	971,078
PRPM LLC
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	1,937,439	1,987,493
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(c)	674,317	688,976
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054 (a)(c)	500,000	465,597
Rithm Capital Corp.
Series 2021-INV1, Class A6, 2.50%, 06/25/2051 (a)(b)	1,965,987	1,790,758
Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(c)	930,241	916,292
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 2.81%, 11/25/2029 (a)(b)	2,780,517	2,831,003
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(c)	781,819	785,598
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	366,971	371,736
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	3,543,145	3,026,349
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055 (a)(b)	1,175,389	1,129,797
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 5.44% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	739,903	745,953
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	1,500,000	1,392,244
Verus Securitization Trust
Series 2019-INV3, Class A2, 3.95%, 11/25/2059 (a)(b)	428,992	425,990
Series 2021-4, Class A2, 1.25%, 07/25/2066 (a)(b)	1,372,145	1,153,699
Series 2021-8, Class A3, 2.49%, 11/25/2066 (a)(b)	1,376,351	1,228,689
Series 2022-5, Class A3, 3.80%, 04/25/2067 (a)(b)	812,009	736,172
Series 2023-2, Class A3, 6.85%, 03/25/2068 (a)(c)	616,858	626,791
Series 2023-3, Class A3, 6.74%, 03/25/2068 (a)(c)	623,512	631,331
Series 2025-2, Class A3, 5.66%, 03/25/2070 (a)(c)	1,979,066	1,987,962
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056 (a)	1,123,945	1,049,391
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(c)	1,137,091	1,155,803
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(c)	448,190	450,664
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(c)	952,543	966,024
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(c)	2,960,433	3,011,334
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.36%, 06/20/2045 (a)(b)(d)	5,108,739	61,320
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $93,943,529)		90,737,991

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%	Par	Value
ACREC Trust, Series 2021-FL1, Class AS, 5.93% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	370,000	369,660
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.03% (1 mo. Term SOFR + 1.71%), 08/19/2038 (a)	2,000,000	1,987,982
BXP Trust, Series 2017-CQHP, Class A, 5.22% (1 mo. Term SOFR + 0.90%), 11/15/2034 (a)	688,679	672,962
Credit Suisse Mortgage Capital Certificates, Series 2017-PFHP, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 12/15/2030 (a)	579,675	564,274
GS Mortgage Securities Corp., Series 2018-TWR, Class B, 5.82% (1 mo. Term SOFR + 1.50%), 07/15/2031 (a)	775,000	367,668
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.82% (1 mo. Term SOFR + 1.50%), 04/15/2031 (a)	1,253,000	669,579
KREF Ltd., Series 2021-FL2, Class A, 5.51% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	244,579	244,168
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.88% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	2,010,000	2,001,242
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.90% (1 mo. Term SOFR + 1.58%), 07/15/2036 (a)	848,857	798,414
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.48% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	1,000,000	998,666
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051 (a)(b)	2,711,888	2,362,893
Series 2021-3, Class A, 1.96%, 10/25/2051 (a)(b)	1,837,079	1,582,869
Series 2021-4, Class A, 2.52%, 12/26/2051 (a)(b)	883,160	763,478
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 6.03%, 03/15/2038 (a)(b)	4,000,000	4,013,728
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,125,192)		17,397,583

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.8%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (b)	1,310,505	1,292,323
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	3,111,000	3,197,140
Series 2025-DNA1, Class A1, 5.30% (30 day avg SOFR US + 0.95%), 01/25/2045 (a)	637,500	634,109
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $5,173,212)		5,123,572

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.2%	Par	Value
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.00%, 09/25/2035	764,281	752,944
Federal National Mortgage Association, Series 2017-61, Class K, 3.50%, 08/25/2046	462,476	446,675
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $1,236,158)		1,199,619

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds - 3.0%
First American Government Obligations Fund - Class U, 4.27% (e)	18,696,879	18,696,879
TOTAL SHORT-TERM INVESTMENTS (Cost $18,696,879)		18,696,879

TOTAL INVESTMENTS - 100.6% (Cost $637,164,777)		631,396,536
Liabilities in Excess of Other Assets - (0.6)%		(3,758,615)
TOTAL NET ASSETS - 100.0%		$627,637,921
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $424,309,350 or 67.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
April 30, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Eris SOFR 3 Year Swap	(166)	09/22/2025	$(15,281,246)	$173,935
Eris SOFR 3 Year Swap	(293)	12/22/2025	(27,774,395)	330,299
Eris SOFR 4 Year Swap	(213)	12/21/2026	(19,991,392)	218,368
U.S. Treasury 2 Year Notes	(359)	06/30/2025	(74,725,289)	(65,296)
Total Unrealized Appreciation (Depreciation)				$657,306

 The average monthly notional value of short futures contracts during the period ended April 30, 2025, was ($81,621,963).

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund record its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$187,755,195	$–	$187,755,195
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	115,433,619	–	115,433,619
Corporate Obligations	–	101,748,069	–	101,748,069
Collateralized Loan Obligations	–	93,304,009	–	93,304,009
Residential Mortgage-Backed Securities	–	90,737,991	–	90,737,991
Commercial Mortgage-Backed Securities	–	17,397,583	–	17,397,583
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	5,123,572	–	5,123,572
Residential Mortgage-Backed Securities – U.S. Government Agency	–	1,199,619	–	1,199,619
Short-Term Investments	18,696,879	–	–	18,696,879
Total	$18,696,879	$612,699,657	$–	$631,396,536

Other Financial Instruments
Assets
Futures Contracts*	$722,602	$–	$–	$722,602
Liabilities
Futures Contracts*	(65,296)	–	–	(65,296)
Total	$657,306	$–	$–	$657,306

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.